Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	450,000,000	450,000,000
Ordinary shares, issued (in Shares)	16,105,132	14,707,073
Ordinary shares, outstanding (in Shares)	16,105,132	14,707,073
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, issued (in Shares)	16,816,692	16,816,692
Ordinary shares, outstanding (in Shares)	16,816,692	16,816,692